SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

December 7, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sun Capital Advisers Trust (the “Trust”)

File Nos. 333-59093; 811-08879

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), exhibits containing amended interactive format data risk/return summary information for the SC BlackRock Inflation Protected Bond Fund and SC Goldman Sachs Short Duration Fund. These exhibits contain amended risk/return summary information pertaining to the supplement filed pursuant to Rule 497(e) on November 30, 2012 (Accession Number 0001193125-12-486708) to the Trust’s Initial and Service Class Prospectuses each dated May 1, 2012 and supplemented August 16, 2012 and November 23, 2012.

If you have any questions or comments, please contact me at 781-446-1867.

Sincerely,

/s/ Maura A. Murphy, Esq.
Maura A. Murphy, Esq.

Enclosures